Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
Cumulative Other Comprehensive Income Balances [Abstract]
Other Comprehensive Income

Note 25: Other Comprehensive Income
Table 25.1 provides the components of other comprehensive income (OCI), reclassifications to net income by income statement line item, and the related tax effects.

Table 25.1: Summary of Other Comprehensive Income

	Year ended December 31,
	2021			2020			2019
(in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Debt securities:
Net unrealized gains (losses) arising during the period	(3,070)	759	(2,311)	2,317	(570)	1,747	$5,439	(1,337)	4,102
Reclassification of net (gains) losses to net income:
Interest income on debt securities (1)	474	(117)	357	532	(132)	400	263	(65)	198
Net gains on debt securities	(553)	134	(419)	(873)	213	(660)	(140)	34	(106)
Other noninterest income	(3)	1	(2)	—	—	—	(1)	—	(1)
Subtotal reclassifications to net income	(82)	18	(64)	(341)	81	(260)	122	(31)	91
Net change	(3,152)	777	(2,375)	1,976	(489)	1,487	5,561	(1,368)	4,193
Derivatives and hedging activities:
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges (2)	81	(20)	61	(31)	7	(24)	(3)	1	(2)
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges	(12)	3	(9)	10	(2)	8	(21)	5	(16)
Reclassification of net (gains) losses to net income:
Interest income on loans	137	(34)	103	215	(53)	162	291	(72)	219
Interest expense on long-term debt	6	(2)	4	4	(1)	3	8	(2)	6
Subtotal reclassifications to net income	143	(36)	107	219	(54)	165	299	(74)	225
Net change	212	(53)	159	198	(49)	149	275	(68)	207
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period	200	(50)	150	(510)	126	(384)	(40)	10	(30)
Reclassification of amounts to noninterest expense (3):
Amortization of net actuarial loss	135	(33)	102	152	(37)	115	141	(35)	106
Settlements and other	126	(29)	97	114	(26)	88	(8)	5	(3)
Subtotal reclassifications to noninterest expense	261	(62)	199	266	(63)	203	133	(30)	103
Net change	461	(112)	349	(244)	63	(181)	93	(20)	73
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period	(30)	1	(29)	52	(2)	50	73	(2)	71
Reclassification of net (gains) losses to net income:
Other noninterest income	(1)	—	(1)	—	—	—	—	—	—
Net change	(31)	1	(30)	52	(2)	50	73	(2)	71
Other comprehensive income (loss)	(2,510)	613	(1,897)	1,982	(477)	1,505	6,002	(1,458)	4,544
Less: Other comprehensive loss from noncontrolling interests, net of tax			(1)			—			—
Wells Fargo other comprehensive income (loss), net of tax			(1,896)			1,505			4,544
(1)Represents net unrealized gains and losses amortized over the remaining lives of securities that were transferred from the available-for-sale portfolio to the held-to-maturity portfolio.
(2)Represents changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads, which are excluded from the assessment of hedge effectiveness and recorded in other comprehensive income.
(3)These items are included in the computation of net periodic benefit cost (see Note 21 (Employee Benefits and Other Expenses) for additional information).
Table 25.2 provides the cumulative OCI balance activity on an after-tax basis.

Table 25.2: Cumulative OCI Balances

(in millions)	Debt securities	Fair value hedges (1)	Cash flow hedges (2)	Defined benefit plans adjustments	Foreign currency translation adjustments	Cumulative other comprehensive income (loss)
Balance, December 31, 2018	$(3,122)	(178)	(507)	(2,296)	(233)	(6,336)
Transition adjustment (3)	481	—	—	—	—	481
Balance, January 1, 2019	(2,641)	(178)	(507)	(2,296)	(233)	(5,855)
Net unrealized gains (losses) arising during the period	4,102	(2)	(16)	(30)	71	4,125
Amounts reclassified from accumulated other comprehensive income	91	—	225	103	—	419
Net change	4,193	(2)	209	73	71	4,544
Less: Other comprehensive income from noncontrolling interests	—	—	—	—	—	—
Balance, December 31, 2019	1,552	(180)	(298)	(2,223)	(162)	(1,311)
Net unrealized gains (losses) arising during the period	1,747	(24)	8	(384)	50	1,397
Amounts reclassified from accumulated other comprehensive income	(260)	—	165	203	—	108
Net change	1,487	(24)	173	(181)	50	1,505
Less: Other comprehensive income from noncontrolling interests	—	—	—	—	—	—
Balance, December 31, 2020	3,039	(204)	(125)	(2,404)	(112)	194
Net unrealized gains (losses) arising during the period	(2,311)	61	(9)	150	(29)	(2,138)
Amounts reclassified from accumulated other comprehensive income	(64)	—	107	199	(1)	241
Net change	(2,375)	61	98	349	(30)	(1,897)
Less: Other comprehensive loss from noncontrolling interests	(1)	—	—	—	—	(1)
Balance, December 31, 2021	665	(143)	(27)	(2,055)	(142)	(1,702)
(1)Substantially all of the amounts for fair value hedges are foreign exchange contracts.
(2)Majority of the amounts for cash flow hedges are interest rate contracts.
(3)The transition adjustment relates to our adoption of ASU 2017-08-Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities in first quarter 2019.